Six Circles Tax Aware Intermediate Duration Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Six Circles Tax Aware Intermediate Duration Fund | Six Circles Tax Aware Ultra Short Duration Fund
Prospectus [Line Items]
Annual Return [Percent]	3.69%	3.74%	3.84%	(0.36%)	0.08%	1.81%	1.98%